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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                   FORM N-PX
         ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number 811-07840
                                   --------------------------------------------

Schroder Series Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

875 Third Ave.                    New York, NY                    10022
--------------------------------------------------------------------------------
(Address of principal executive offices)                        (Zip code)

Schroder Series Trust            P.O. Box 8507        Boston, MA 02266
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:      (212) 641-3800
                                                    ---------------------------

Date of fiscal year end:   October 31
                         ----------------

Date of reporting period:  July 1, 2003 through June 30, 2004
                         -------------------------------------

     Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (sections
239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17
CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form
N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street,
NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. section 3507.

                              GENERAL INSTRUCTIONS

A.   RULE AS TO USE OF FORM N-PX.

     Form N-PX is to be used for reports pursuant to Section 30 of the
Investment Company Act of 1940 (the "Act") and Rule 30b1-4 under the Act (17 CFR
270.30b1-4) by all registered management investment companies, other than small business investment companies registered on Form N-5 (sections 239.24 an 274.5 of this chapter), to file their complete proxy voting record not later than
August 31 of each year for the most recent twelve-month period ended June 30.

B.   APPLICATION OF GENERAL RULES AND REGULATIONS.

     The General Rules and Regulations under the Act contain general requirements that are applicable to reporting on any form under the Act. These general requirements should be carefully read and observed in the preparation and filing of reports on this form, except that any provision in the form or in these instructions shall be controlling.

              PERSONS WHO ARE TO RESPOND TO THE COLLECTION OF INFORMATION
              CONTAINED IN THIS FORM ARE NOT REQUIRED TO RESPOND UNLESS THE FORM
              DISPLAYS A CURRENTLY VALUE OMB CONTROL NUMBER.

SEC2451(4-03)

C.   PREPARATION OF REPORT.

     1. This Form is not to be used as a blank form to be filled in, but only as a guide in preparing the report in accordance with Rules 8b-11 (17 CFR 270.8b-11)
and 8b-12 (17 CFR 270.8b-12) under the Act. The Commission does not furnish blank copies of this form to be filled in for filing.

     2. These general instructions are not be filed with the report.

D.   INCORPORATION BY REFERENCE.

     No items of this Form shall be answered by incorporating any information by reference.

E.   DEFINITIONS.

     Unless the context clearly indicates the contrary, terms used in this Form
N-PX have meanings as defined in the Act and the rules and regulations thereunder. Unless otherwise indicated, all references in the form to statutory sections or to rules are sections of the Act and the rules and regulations thereunder.

F.   SIGNATURE AND FILING OF REPORT.

     1. If the report is filed in paper pursuant to a hardship exemption from electronic filing (see Item 201 et seq. of Regulation ST (17 CFR 232.201 et
seq.)), eight complete copies of the report shall be filed with the Commission.
At least one complete copy of the report filed with the Commission must be manually signed. Copies not manually signed must bear typed or printed signatures.

     2.   (a) The report must be signed by the registrant, and on behalf of the registrant by its principal executive officer or officers.

          (b) The name and title of each person who signs the report shall be typed or printed beneath his or her signature. Attention is directed to
     Rule 8b-11 under the Act (17 CFR 270.8b-11) concerning manual signatures and signatures pursuant to powers of attorney.

ITEM 1. PROXY VOTING RECORD.

     Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

     (a)  The name of the issuer of the portfolio security;

     (b)  The exchange ticker symbol of the portfolio security;

     (c)  The Council on Uniform Securities Identification Procedures ("CUSIP")
          number for the portfolio security;

     (d)  The shareholder meeting date;

     (e)  A brief identification of the matter voted on;

     (f)  Whether the matter was proposed by the issuer or by a security holder;

     (g)  Whether the registrant cast its vote on the matter;

     (h)  How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

     (i)  Whether the registrant cast its vote for or against management.

Instructions.
-------------

     1.   In the case of a registrant that offers multiple series of shares, provide the information required by this Item separately for each series. The term "series" means shares offered by a registrant that represent undivided interests in a portfolio of investments and that are preferred over all other series of shares for assets specifically allocated to that series in accordance with Rule 18f-2(a) under the
          Act (17 CFR 270.18f-2(a)).

     2.   The exchange ticker symbol or CUSIP number required by paragraph (b)
          or (c) of this Item my be omitted if it is not available through reasonably practicable means, e.g., in the case of certain securities of foreign issuers.

                                   SIGNATURES
                          [See General Instruction F]

     Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Schroder Series Trust
            --------------------------------------------------------------------

By (Signature and Title)*   /s/ Mark A. Hemenetz
                          ------------------------------------------------------
                            Mark A. Hemenetz
                            President

Date             8/23/2004
     ---------------------------------------------------------------------------
   *Print the name and title of each signing officer under his or her signature.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-07840
Reporting Period: 07/01/2003 - 06/30/2004
Schroder Series Trust

=================== SCHRODER SMALL CAPITALIZATION VALUE FUND ===================

AFFORDABLE RESIDENTIAL COMMUNITIES, INC.

Ticker:       ARC            Security ID:  008273104
Meeting Date: JUN 15, 2004   Meeting Type: Annual
Record Date:  APR 30, 2004

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect  Director Scott D. Jackson          For       For        Management
1.2   Elect  Director John G. Sprengle          For       For        Management
1.3   Elect  Director Todd M. Abbrecht          For       For        Management
1.4   Elect  Director James L. Clayton          For       For        Management
1.5   Elect  Director J. Markham Green          For       For        Management
1.6   Elect  Director Michael Greene            For       For        Management
1.7   Elect  Director Thomas M. Hagerty         For       For        Management
1.8   Elect  Director Randall A. Hack           For       For        Management
1.9   Elect  Director Eugene Mercy, Jr.         For       For        Management
1.10  Elect  Director Charles J. Santos-Buch    For       For        Management
1.11  Elect  Director Scott A. Schoen           For       For        Management
2     Ratify Auditors                           For       For        Management

--------------------------------------------------------------------------------

AGCO CORP.

Ticker:       AG             Security ID:  001084102
Meeting Date: APR 22, 2004   Meeting Type: Annual
Record Date:  MAR 12, 2004

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect  Director W. Wayne Booker           For       For        Management
1.2   Elect  Director Gerald B. Johanneson      For       For        Management
1.3   Elect  Director Curtis E. Moll            For       For        Management
1.4   Elect  Director Robert J. Ratliff         For       For        Management
2     Prepare Sustainability Report             Against   For        Shareholder

--------------------------------------------------------------------------------

ANALOGIC CORP.

Ticker:       ALOG           Security ID:  032657207
Meeting Date: JAN 16, 2004   Meeting Type: Annual
Record Date:  DEC 4, 2003

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director Bernard M. Gordon          For       For        Management
1.2   Elect Director John A. Tarello            For       For        Management
1.3   Elect Director John W. Wood Jr.           For       For        Management
2     Amend Restricted Stock Plan               For       For        Management
3     Amend Nonemployee Director Stock Option   For       For        Management
      Plan

--------------------------------------------------------------------------------

BARNES GROUP, INC.

Ticker:       B              Security ID:  067806109
Meeting Date: APR 14, 2004   Meeting Type: Annual
Record Date:  FEB 17, 2004

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect  Director John W. Alden             For       For        Management
1.2   Elect  Director George T. Carpenter       For       For        Management
1.3   Elect  Director Frank E. Grzelecki        For       For        Management
2     Approve Executive Incentive Bonus Plan    For       For        Management
3     Approve Deferred Compensation Plan        For       For        Management
4     Ratify Auditors                           For       For        Management

--------------------------------------------------------------------------------

BOWNE & CO., INC.

Ticker:       BNE            Security ID:  103043105
Meeting Date: MAY 27, 2004   Meeting Type: Annual
Record Date:  APR 1, 2004

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect  Director C.J. Crosetto             For       For        Management
1.2   Elect  Director D.B. Fox                  For       For        Management
1.3   Elect  Director L.A. Stanley              For       For        Management
2     Ratify Auditors                           For       For        Management

--------------------------------------------------------------------------------

CAL DIVE INTERNATIONAL, INC.

Ticker:       CDIS           Security ID:  127914109
Meeting Date: MAY 11, 2004   Meeting Type: Annual
Record Date:  MAR 24, 2004

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect  Director Owen Kratz                For       For        Management
1.2   Elect  Director Bernard J. Duroc-Danner   For       For        Management
1.3   Elect  Director John V. Lovoi             For       For        Management

--------------------------------------------------------------------------------

CALGON CARBON CORP.

Ticker:       CCC            Security ID:  129603106
Meeting Date: APR 20, 2004   Meeting Type: Annual
Record Date:  FEB 23, 2004

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect  Director Robert W. Cruickshank     For       For        Management
1.2   Elect  Director Thomas A. McConomy        For       Withhold   Management
1.3   Elect  Director Julie S. Roberts          For       For        Management
1.4   Elect  Director John S. Stanik            For       For        Management
2     Ratify Auditors                           For       For        Management

--------------------------------------------------------------------------------

CARMIKE CINEMAS, INC.

Ticker:       CKEC           Security ID:  143436400
Meeting Date: MAY 21, 2004   Meeting Type: Annual
Record Date:  APR 2, 2004

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect  Director Michael W. Patrick        For       For        Management
1.2   Elect  Director Elizabeth C. Fascitelli   For       For        Management
1.3   Elect  Director Richard A. Friedman       For       For        Management
1.4   Elect  Director Alan J. Hirschfield       For       For        Management
1.5   Elect  Director John W. Jordan II         For       For        Management
1.6   Elect  Director S. David Passman III      For       For        Management
1.7   Elect  Director Carl L. Patrick, Jr.      For       For        Management
1.8   Elect  Director Kenneth A. Pontarelli     For       For        Management
1.9   Elect  Director Roland C. Smith           For       For        Management
1.10  Elect  Director Patricia A. Wilson        For       For        Management
1.11  Elect  Director David W. Zalaznick        For       For        Management
2     Approve Omnibus Stock Plan                For       For        Management

--------------------------------------------------------------------------------

COMPUTER  PROGRAMS & SYSTEMS INC

Ticker:       CPSI           Security ID:  205306103
Meeting Date: MAY 13, 2004   Meeting Type: Annual
Record Date:  MAR 31, 2004

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect  Director M. Kenny Muscat           For       For        Management
1.2   Elect  Director J. Boyd Douglas           For       For        Management
1.3   Elect  Director Charles P. Huffman        For       For        Management
2     Ratify Auditors                           For       For        Management

--------------------------------------------------------------------------------

CULLEN/FROST BANKERS, INC.

Ticker:       CFR            Security ID:  229899109
Meeting Date: MAY 19, 2004   Meeting Type: Annual
Record Date:  APR 2, 2004

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect  Director Royce S. Caldwell         For       For        Management
1.2   Elect  Director Richard W. Evans, Jr.     For       For        Management
1.3   Elect  Director T.C. Frost                For       For        Management
1.4   Elect  Director Preston M. Geren III      For       For        Management
1.5   Elect  Director Karen E. Jennings         For       For        Management
1.6   Elect  Director Richard M. Kleberg, III   For       For        Management
1.7   Elect  Director Horace Wilkins, Jr.       For       For        Management
2     Ratify Auditors                           For       For        Management

--------------------------------------------------------------------------------

CUMMINS , INC.

Ticker:       CMI            Security ID:  231021106
Meeting Date: APR 6, 2004    Meeting Type: Annual
Record Date:  FEB 16, 2004

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director Robert J. Darnall          For       For        Management
1.2   Elect Director John M. Deutch             For       For        Management
1.3   Elect Director Alexis M. Herman           For       For        Management
1.4   Elect Director William I. Miller          For       For        Management
1.5   Elect Director William D. Ruckelshaus     For       For        Management
1.6   Elect Director Theodore M. Solso          For       For        Management
1.7   Elect Director J. Lawrence Wilson         For       For        Management
2     Ratify Auditors                           For       For        Management

--------------------------------------------------------------------------------

DELTA & PINE LAND COMPANY

Ticker:       DLP            Security ID:  247357106
Meeting Date: JAN 15, 2004   Meeting Type: Annual
Record Date:  NOV 21, 2003

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director Joseph M. Murphy           For       For        Management
1.2   Elect Director Rudi E. Scheidt            For       For        Management
2     Ratify Auditor                            For       For        Management

--------------------------------------------------------------------------------

FOREST OIL CORP.

Ticker:       FST            Security ID:  346091705
Meeting Date: MAY 13, 2004   Meeting Type: Annual
Record Date:  MAR 15, 2004

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect  Director Cortlandt S. Dietler      For       For        Management
1.2   Elect  Director Dod A. Fraser             For       For        Management
1.3   Elect  Director Patrick R. McDonald       For       For        Management
2     Ratify Auditors                           For       For        Management

--------------------------------------------------------------------------------

GRANT PRIDECO INC

Ticker:       GRP            Security ID:  38821G101
Meeting Date: MAY 11, 2004   Meeting Type: Annual
Record Date:  MAR 22, 2004

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect  Director David J. Butters          For       For        Management
1.2   Elect  Director Eliot M. Fried            For       For        Management
1.3   Elect  Director Dennis R. Hendrix         For       For        Management
1.4   Elect  Director Harold E. Layman          For       For        Management
1.5   Elect  Director Sheldon B. Lubar          For       For        Management
1.6   Elect  Director Michael Mcshane           For       For        Management
1.7   Elect  Director Robert K. Moses, Jr.      For       For        Management
1.8   Elect  Director Joseph E. Reid            For       For        Management
1.9   Elect  Director David A. Trice            For       For        Management

--------------------------------------------------------------------------------

GRAY TELEVISION INC.

Ticker:       GTN.A          Security ID:  389375106
Meeting Date: MAY 26, 2004   Meeting Type: Annual
Record Date:  MAR 30, 2004

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect  Director J. Mack Robinson          For       For        Management
1.2   Elect  Director Robert S. Prather, Jr.    For       Withhold   Management
1.3   Elect  Director Hilton H. Howell, Jr.     For       Withhold   Management
1.4   Elect  Director William E. Mayher, III    For       For        Management
1.5   Elect  Director Richard L. Boger          For       For        Management
1.6   Elect  Director Ray M. Deaver             For       Withhold   Management
1.7   Elect  Director T.L. Elder                For       For        Management
1.8   Elect  Director Howell W. Newton          For       For        Management
1.9   Elect  Director Hugh E. Norton            For       For        Management
1.10  Elect  Director Harriet J. Robinson       For       Withhold   Management
2     Amend Omnibus Stock Plan                  For       For        Management
3     Increase Authorized Common Stock          For       For        Management

--------------------------------------------------------------------------------

HARRIS CORP.

Ticker:       HRS            Security ID:  413875105
Meeting Date: OCT 24, 2003   Meeting Type: Annual
Record Date:  AUG 29, 2003

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director Joseph L. Dionne           For       For        Management
1.2   Elect Director David B. Rickard           For       For        Management
1.3   Elect Director Gregory T. Swienton        For       For        Management
2     Ratify Auditors                           For       For        Management

--------------------------------------------------------------------------------

IDT CORP.

Ticker:       IDT.C          Security ID:  448947101
Meeting Date: DEC 15, 2003   Meeting Type: Annual
Record Date:  OCT 20, 2003

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director Moshe Kaganoff             For       For        Management
1.2   Elect Director James S. Gilmore, III      For       For        Management
1.3   Elect Director Jack F. Kemp               For       For        Management
1.4   Elect Director Admiral William A. Owens   For       For        Management
2     Amend Omnibus Stock Plan                  For       For        Management
3     Approve Employee Stock Purchase Plan      For       For        Management
4     Approve Stock Award to Executive          For       For        Management
5     Ratify Auditors                           For       For        Management

--------------------------------------------------------------------------------

IMATION CORP.

Ticker:       IMN            Security ID:  45245A107
Meeting Date: MAY 5, 2004    Meeting Type: Annual
Record Date:  MAR 12, 2004

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect  Director Glen A. Taylor            For       For        Management
1.2   Elect  Director Daryl J. White            For       For        Management
2     Ratify Auditors                           For       For        Management

--------------------------------------------------------------------------------

INPUT/OUTPUT, INC.

Ticker:       IO             Security ID:  457652105
Meeting Date: JUN 22, 2004   Meeting Type: Annual
Record Date:  MAY 6, 2004

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect  Director Franklin Myers            For       Withhold   Management
1.2   Elect  Director Bruce S. Appelbaum        For       For        Management
2     Approve Omnibus Stock Plan                For       For        Management
3     Ratify Auditors                           For       For        Management

--------------------------------------------------------------------------------

JARDEN CORP.

Ticker:       JAH            Security ID:  471109108
Meeting Date: MAY 11, 2004   Meeting Type: Annual
Record Date:  APR 8, 2004

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect  Director Ian G.H. Ashken           For       For        Management
1.2   Elect  Director Richard L. Molen          For       For        Management
2     Ratify Auditors                           For       For        Management
3     Other Business                            For       Against    Management

--------------------------------------------------------------------------------

KADANT INC

Ticker:       KAI            Security ID:  48282T104
Meeting Date: MAY 18, 2004   Meeting Type: Annual
Record Date:  APR 2, 2004

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect  Director William A. Rainville      For       For        Management

--------------------------------------------------------------------------------

KENNAMETAL, INC.

Ticker:       KMT            Security ID:  489170100
Meeting Date: OCT 28, 2003   Meeting Type: Annual
Record Date:  SEP 9, 2003

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director Ronald M. DeFeo            For       For        Management
1.2   Elect Director William R. Newlin          For       For        Management
1.3   Elect Director Lawrence W. Stranghoener   For       For        Management
2     Ratify Auditors                           For       For        Management

--------------------------------------------------------------------------------

LANDSTAR SYSTEM, INC.

Ticker:       LSTR           Security ID:  515098101
Meeting Date: MAY 13, 2004   Meeting Type: Annual
Record Date:  MAR 19, 2004

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect  Director William S. Elston         For       For        Management
1.2   Elect  Director Merritt J. Mott           For       For        Management
1.3   Elect  Director Diana M. Murphy           For       For        Management
2     Ratify Auditors                           For       For        Management
3     Increase Authorized Common Stock          For       For        Management

--------------------------------------------------------------------------------

MILLIPORE CORP.

Ticker:       MIL            Security ID:  601073109
Meeting Date: APR 28, 2004   Meeting Type: Annual
Record Date:  MAR 5, 2004

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect  Director Daniel Bellus             For       For        Management
1.2   Elect  Director Robert C. Bishop          For       For        Management
1.3   Elect  Director Edward M. Scolnick        For       For        Management

--------------------------------------------------------------------------------

NATIONAL-OILWELL, INC.

Ticker:       NOI            Security ID:  637071101
Meeting Date: MAY 19, 2004   Meeting Type: Annual
Record Date:  MAR 22, 2004

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect  Director Roger L. Jarvis           For       For        Management
1.2   Elect  Director Merrill A. Miller, Jr.    For       For        Management
1.3   Elect  Director Frederick W. Pheasey      For       For        Management

--------------------------------------------------------------------------------

OVERNITE CORP.

Ticker:       OVNT           Security ID:  690322102
Meeting Date: JUN 24, 2004   Meeting Type: Annual
Record Date:  APR 23, 2004

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect  Director Thomas N. Allen           For       For        Management
1.2   Elect  Director Thomas J. Donohue, Jr.    For       For        Management
1.3   Elect  Director Charles H. Foster, Jr.    For       For        Management
1.4   Elect  Director Patrick D. Hanley         For       For        Management
1.5   Elect  Director Michael D. Jordan         For       For        Management
1.6   Elect  Director Harold D. Marshall        For       For        Management
1.7   Elect  Director George J. Matkov, Jr.     For       For        Management
1.8   Elect  Director Leo H. Suggs              For       For        Management
2     Ratify Auditors                           For       For        Management

--------------------------------------------------------------------------------

PARAMETRIC TECHNOLOGY CORP.

Ticker:       PMTC           Security ID:  699173100
Meeting Date: MAR 3, 2004    Meeting Type: Annual
Record Date:  JAN 9, 2004

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect  Director Michael E. Porter         For       For        Management
1.2   Elect  Director Noel G. Posternak         For       For        Management
2     Amend Employee Stock Purchase Plan        For       For        Management
3     Ratify Auditors                           For       For        Management

--------------------------------------------------------------------------------

PEROT SYSTEMS CORP.

Ticker:       PER            Security ID:  714265105
Meeting Date: MAY 12, 2004   Meeting Type: Annual
Record Date:  MAR 15, 2004

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect  Director Ross Perot                For       Withhold   Management
1.2   Elect  Director Ross Perot, Jr.           For       Withhold   Management
1.3   Elect  Director Steve Blasnik             For       Withhold   Management
1.4   Elect  Director John S.T. Gallagher       For       For        Management
1.5   Elect  Director Carl Hahn                 For       For        Management
1.6   Elect  Director Desoto Jordan             For       Withhold   Management
1.7   Elect  Director Thomas Meurer             For       For        Management
1.8   Elect  Director Cecil H (c.H.) Moore Jr   For       For        Management

--------------------------------------------------------------------------------

PROASSURANCE CORP

Ticker:       PRA            Security ID:  74267C106
Meeting Date: MAY 19, 2004   Meeting Type: Annual
Record Date:  MAR 31, 2004

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect  Director Victor T. Adamo           For       For        Management
1.2   Elect  Director Paul R. Butrus            For       For        Management
2     Approve Omnibus Stock Plan                For       For        Management

--------------------------------------------------------------------------------

PROTECTIVE LIFE CORP.

Ticker:       PL             Security ID:  743674103
Meeting Date: MAY 3, 2004    Meeting Type: Annual
Record Date:  MAR 5, 2004

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect  Director John J. McMahon, Jr.      For       For        Management
1.2   Elect  Director James S. M. French        For       For        Management
1.3   Elect  Director John D. Johns             For       For        Management
1.4   Elect  Director Donald M. James           For       For        Management
1.5   Elect  Director J. Gary Cooper            For       For        Management
1.6   Elect  Director H. Corbin Day             For       For        Management
1.7   Elect  Director W. Michael Warren, Jr.    For       For        Management
1.8   Elect  Director Malcolm Portera           For       For        Management
1.9   Elect  Director Thomas L. Hamby           For       For        Management
1.10  Elect  Director Vanessa Leonard           For       For        Management
1.11  Elect  Director William A. Terry          For       For        Management
2     Approve Outside Director Options in Lieu  For       For        Management
      of Cash
3     Ratify Auditors                           For       For        Management

--------------------------------------------------------------------------------

REGENT COMMUNICATIONS, INC.

Ticker:       RGCI           Security ID:  758865109
Meeting Date: MAY 19, 2004   Meeting Type: Annual
Record Date:  MAR 31, 2004

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect  Director Hendrik J. Hartong, Jr.   For       For        Management
1.2   Elect  Director William H. Ingram         For       For        Management
1.3   Elect  Director Terry S. Jacobs           For       For        Management
1.4   Elect  Director Timothy M. Mooney         For       For        Management
1.5   Elect  Director Richard H. Patterson      For       For        Management
1.6   Elect  Director William L. Stakelin       For       For        Management
1.7   Elect  Director William P. Sutter, Jr.    For       For        Management
1.8   Elect  Director John H. Wyant             For       For        Management
2     Amend Stock Option Plan                   For       For        Management

--------------------------------------------------------------------------------

SAGA COMMUNICATIONS, INC.

Ticker:       SGA            Security ID:  786598102
Meeting Date: MAY 10, 2004   Meeting Type: Annual
Record Date:  MAR 30, 2004

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect  Director Jonathan Firestone        For       For        Management
1.2   Elect  Director Brian W. Brady            For       For        Management
1.3   Elect  Director Edward K. Christian       For       For        Management
1.4   Elect  Director Donald J. Alt             For       For        Management
1.5   Elect  Director Robert J. Maccini         For       Withhold   Management
1.6   Elect  Director Gary Stevens              For       Withhold   Management

--------------------------------------------------------------------------------

SOUTHERN UNION CO.

Ticker:       SUG            Security ID:  844030106
Meeting Date: NOV 4, 2003    Meeting Type: Annual
Record Date:  SEP 15, 2003

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director John E. Brennan            For       For        Management
1.2   Elect Director Frank W. Denius            For       For        Management
1.3   Elect Director Ronald W. Simms            For       For        Management
2     Approve Omnibus Stock Plan                For       For        Management
3     Approve Executive Incentive Bonus Plan    For       For        Management

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TALBOTS, INC., THE

Ticker:       TLB            Security ID:  874161102
Meeting Date: MAY 27, 2004   Meeting Type: Annual
Record Date:  APR 8, 2004

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect  Director Arnold B. Zetcher         For       Withhold   Management
1.2   Elect  Director John W. Gleeson           For       For        Management
1.3   Elect  Director Elizabeth T. Kennan       For       For        Management
1.4   Elect  Director Yoichi Kimura             For       Withhold   Management
1.5   Elect  Director Motoya Okada              For       Withhold   Management
1.6   Elect  Director Gary M. Pfeiffer          For       For        Management
1.7   Elect  Director Susan M. Swain            For       For        Management
1.8   Elect  Director Toshiji Tokiwa            For       Withhold   Management
1.9   Elect  Director Isao Tsuruta              For       Withhold   Management
2     Ratify Auditors                           For       For        Management

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TOMMY HILFIGER CORP.

Ticker:       TOM            Security ID:  G8915Z102
Meeting Date: NOV 3, 2003    Meeting Type: Annual
Record Date:  SEP 19, 2003

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     Elect David F. Dyer and Clinton V. Silver For       For        Management
      as a Directors
2     Approve 2003 Incentive Compensation Plan  For       For        Management
3     Ratify PricewaterhouseCoopers LLC as      For       For        Management
      Auditors
4     Other Business (Voting)                   For       Against    Management

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VIAD CORP.

Ticker:       VVI            Security ID:  92552R109
Meeting Date: MAY 11, 2004   Meeting Type: Annual
Record Date:  MAR 12, 2004

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect  Director Jess Hay                  For       For        Management
1.2   Elect  Director Linda Johnson Rice        For       For        Management
1.3   Elect  Director Albert M. Teplin          For       For        Management
1.4   Elect  Director Timothy R. Wallace        For       For        Management
2     Amend Omnibus Stock Plan                  For       For        Management
3     Approve Reverse Stock Split               For       For        Management
4     Ratify Auditors                           For       For        Management

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WARNACO GROUP, INC., THE

Ticker:       WRNC           Security ID:  934390402
Meeting Date: MAY 19, 2004   Meeting Type: Annual
Record Date:  APR 6, 2004

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect  Director David A. Bell             For       For        Management
1.2   Elect  Director Robert A. Bowman          For       For        Management
1.3   Elect  Director Richard Karl Goeltz       For       For        Management
1.4   Elect  Director Joseph R. Gromek          For       For        Management
1.5   Elect  Director Sheila A. Hopkins         For       For        Management
1.6   Elect  Director Charles R. Perrin         For       For        Management
1.7   Elect  Director Cheryl Nido Turpin        For       For        Management
2     Ratify Auditors                           For       For        Management